General Information, Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
General Information, Organization and Principal Activities [Abstract]
Schedule of Wholly-Owned Subsidiary

As a result of the Business Combination completed on July 9, 2025, Youlife International Holdings Inc. became a wholly-owned subsidiary of the Company.

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Youerlan Information Technology Co., Ltd. (“Shanghai Youerlan”)	July 10, 2014	PRC	100%	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co., Ltd.	December 13, 2019	PRC	100%	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co., Ltd.	August 25, 2020	PRC	100%	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co., Ltd.	December 8, 2023	PRC	100%	Provision of market service
Anqing Bicai Property Management Co., Ltd.	January 12, 2023	PRC	51%	Provision of employee management service, HR recruitment service
Zhejiang Youlan International Holding Co., Ltd.	April 4, 2023	PRC	100%	Provision of employee management service, HR recruitment service
Youlife Technology Limited	March 27, 2019	Hong Kong	100%	Investment holding